FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/08
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Franklin Templeton 2015 Retirement Target Fund ...........................    3
Franklin Templeton 2025 Retirement Target Fund ...........................    4
Franklin Templeton 2035 Retirement Target Fund ...........................    5
Franklin Templeton 2045 Retirement Target Fund ...........................    6
Franklin Templeton Conservative Target Fund ..............................    7
Franklin Templeton Corefolio Allocation Fund .............................    8
Franklin Templeton Founding Funds Allocation Fund ........................    9
Franklin Templeton Growth Target Fund ....................................   10
Franklin Templeton Moderate Target Fund ..................................   11
Franklin Templeton Perspectives Allocation Fund ..........................   12
Notes to Statements of Investments .......................................   13

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                 SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 94.3%(a)
    DOMESTIC EQUITY 45.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................          59,524   $     2,388,715
(b) Franklin Growth Opportunities Fund, Advisor Class ......................          28,414           474,234
    Franklin MicroCap Value Fund, Advisor Class ............................          15,960           482,644
    Franklin Natural Resources Fund, Advisor Class .........................          14,206           491,666
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         155,927         1,308,228
    Mutual Shares Fund, Class Z ............................................         109,993         2,199,857
                                                                                               ---------------
                                                                                                     7,345,344
                                                                                               ---------------
    DOMESTIC FIXED INCOME 20.0%
    Franklin Strategic Mortgage Portfolio ..................................          45,820           403,220
    Franklin Total Return Fund, Advisor Class ..............................         119,449         1,090,572
    Franklin U.S. Government Securities Fund, Advisor Class ................         268,583         1,737,731
                                                                                               ---------------
                                                                                                     3,231,523
                                                                                               ---------------
    FOREIGN EQUITY 18.7%
    Franklin Global Real Estate Fund, Advisor Class ........................          35,537           297,090
    Franklin Gold and Precious Metals Fund, Advisor Class ..................          14,525           405,975
    Mutual European Fund, Class Z ..........................................          57,079         1,138,147
    Templeton China World Fund, Advisor Class ..............................          17,030           502,898
    Templeton Foreign Fund, Advisor Class ..................................          76,093           675,710
                                                                                               ---------------
                                                                                                     3,019,820
                                                                                               ---------------
    FOREIGN FIXED INCOME 10.2%
    Templeton Global Bond Fund, Advisor Class ..............................         145,605         1,632,236
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $17,498,688) ..................................................                        15,228,923
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $1,009,214) 6.2%
    MONEY MARKET FUNDS 6.2%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...       1,009,214         1,009,214
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $18,507,902) 100.5% ........                        16,238,137
    OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................                           (75,743)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $    16,162,394
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                 SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 96.9%(a)
    DOMESTIC EQUITY 57.8%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................          66,244   $     2,658,372
(b) Franklin Growth Opportunities Fund, Advisor Class ......................          33,998           567,421
    Franklin MicroCap Value Fund, Advisor Class ............................          17,854           539,896
    Franklin Natural Resources Fund, Advisor Class .........................          15,946           551,901
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         179,516         1,506,142
    Mutual Shares Fund, Class Z ............................................         125,695         2,513,899
                                                                                               ---------------
                                                                                                     8,337,631
                                                                                               ---------------
    DOMESTIC FIXED INCOME 10.5%
    Franklin Strategic Mortgage Portfolio ..................................          20,542           180,770
    Franklin Total Return Fund, Advisor Class ..............................          56,800           518,599
    Franklin U.S. Government Securities Fund, Advisor Class ................         124,965           808,523
                                                                                               ---------------
                                                                                                     1,507,892
                                                                                               ---------------
    FOREIGN EQUITY 23.2%
    Franklin Global Real Estate Fund, Advisor Class ........................          37,217           311,136
    Franklin Gold and Precious Metals Fund, Advisor Class ..................          16,044           448,422
    Mutual European Fund, Class Z ..........................................          65,376         1,303,593
    Templeton China World Fund, Advisor Class ..............................          18,828           555,977
    Templeton Foreign Fund, Advisor Class ..................................          82,535           732,911
                                                                                               ---------------
                                                                                                     3,352,039
                                                                                               ---------------
    FOREIGN FIXED INCOME 5.4%
    Templeton Global Bond Fund, Advisor Class ..............................          68,918           772,565
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $16,558,298) ..................................................                        13,970,127
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $405,014) 2.8%
    MONEY MARKET FUNDS 2.8%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...         405,014           405,014
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $16,963,312) 99.7% .........                        14,375,141
    OTHER ASSETS, LESS LIABILITIES 0.3% ....................................                            47,209
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $    14,422,350
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     4 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                 SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 98.5%(a)
    DOMESTIC EQUITY 66.6%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................          42,972   $     1,724,481
(b) Franklin Growth Opportunities Fund, Advisor Class ......................          21,038           351,125
    Franklin MicroCap Value Fund, Advisor Class ............................          11,610           351,084
    Franklin Natural Resources Fund, Advisor Class .........................          10,220           353,704
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         113,199           949,743
    Mutual Shares Fund, Class Z ............................................          83,469         1,669,388
                                                                                               ---------------
                                                                                                     5,399,525
                                                                                               ---------------
    DOMESTIC FIXED INCOME 3.7%
    Franklin Strategic Mortgage Portfolio ..................................           3,777            33,236
    Franklin Total Return Fund, Advisor Class ..............................          11,206           102,312
    Franklin U.S. Government Securities Fund, Advisor Class ................          25,135           162,622
                                                                                               ---------------
                                                                                                       298,170
                                                                                               ---------------
    FOREIGN EQUITY 26.4%
    Franklin Global Real Estate Fund, Advisor Class ........................          23,522           196,643
    Franklin Gold and Precious Metals Fund, Advisor Class ..................          10,623           296,910
    Mutual European Fund, Class Z ..........................................          41,369           824,894
    Templeton China World Fund, Advisor Class ..............................          12,009           354,619
    Templeton Foreign Fund, Advisor Class ..................................          52,840           469,223
                                                                                               ---------------
                                                                                                     2,142,289
                                                                                               ---------------
    FOREIGN FIXED INCOME 1.8%
    Templeton Global Bond Fund, Advisor Class ..............................          13,237           148,386
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $9,620,928) ...................................................                         7,988,370
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $4,285) 0.1%
    MONEY MARKET FUNDS 0.1%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...           4,285             4,285
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $9,625,213) 98.6% ..........                         7,992,655
    OTHER ASSETS, LESS LIABILITIES 1.4% ....................................                           113,526
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $     8,106,181
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                 SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 97.7%(a)
    DOMESTIC EQUITY 69.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................          26,985   $     1,082,907
(b) Franklin Growth Opportunities Fund, Advisor Class ......................          14,287           238,445
    Franklin MicroCap Value Fund, Advisor Class ............................           7,590           229,527
    Franklin Natural Resources Fund, Advisor Class .........................           6,775           234,491
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................          74,380           624,052
    Mutual Shares Fund, Class Z ............................................          51,827         1,036,536
                                                                                               ---------------
                                                                                                     3,445,958
                                                                                               ---------------
    FOREIGN EQUITY 28.3%
    Franklin Global Real Estate Fund, Advisor Class ........................          16,273           136,042
    Franklin Gold and Precious Metals Fund, Advisor Class ..................           6,964           194,633
    Mutual European Fund, Class Z ..........................................          27,166           541,685
    Templeton China World Fund, Advisor Class ..............................           7,960           235,063
    Templeton Foreign Fund, Advisor Class ..................................          33,460           297,122
                                                                                               ---------------
                                                                                                     1,404,545
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $5,810,949) ...................................................                         4,850,503
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $15,389) 0.3%
    MONEY MARKET FUNDS 0.3%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...          15,389            15,389
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $5,826,338) 98.0% ..........                         4,865,892
    OTHER ASSETS, LESS LIABILITIES 2.0% ....................................                            97,032
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $     4,962,924
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                    SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 81.2%(a)
    DOMESTIC EQUITY 28.1%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................       1,081,525   $    43,401,612
(b) Franklin Growth Opportunities Fund, Advisor Class ......................         561,399         9,369,752
    Franklin MicroCap Value Fund, Advisor Class ............................         309,010         9,344,461
    Franklin Natural Resources Fund, Advisor Class .........................         251,097         8,690,479
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................       2,831,791        23,758,729
    Mutual Shares Fund, Class Z ............................................       2,059,141        41,182,818
                                                                                               ---------------
                                                                                                   135,747,851
                                                                                               ---------------
    DOMESTIC FIXED INCOME 27.8%
    Franklin Strategic Mortgage Portfolio ..................................       1,830,740        16,110,512
    Franklin Total Return Fund, Advisor Class ..............................       5,145,371        46,977,234
    Franklin U.S. Government Securities Fund, Advisor Class ................      11,008,151        71,222,735
                                                                                               ---------------
                                                                                                   134,310,481
                                                                                               ---------------
    FOREIGN EQUITY 11.4%
    Franklin Global Real Estate Fund, Advisor Class ........................         692,208         5,786,859
    Franklin Gold and Precious Metals Fund, Advisor Class ..................         283,846         7,933,490
    Mutual European Fund, Class Z ..........................................       1,008,720        20,113,882
    Templeton China World Fund, Advisor Class ..............................         301,328         8,898,213
    Templeton Foreign Fund, Advisor Class ..................................       1,417,059        12,583,483
                                                                                               ---------------
                                                                                                    55,315,927
                                                                                               ---------------
    FOREIGN FIXED INCOME 13.9%
    Templeton Global Bond Fund, Advisor Class ..............................       5,993,001        67,181,546
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $405,591,032) .................................................                       392,555,805
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $95,225,702) 19.7%
    MONEY MARKET FUNDS 19.7%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...      95,225,702        95,225,702
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $500,816,734) 100.9% .......                       487,781,507
    OTHER ASSETS, LESS LIABILITIES (0.9)% ..................................                        (4,263,190)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $   483,518,317
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                   SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 100.3%(a)
    DOMESTIC EQUITY 75.7%
    Franklin Capital Growth Fund, Advisor Class ............................      13,625,167   $   138,567,949
    Franklin Growth Fund, Advisor Class ....................................       3,729,026       138,906,214
    Mutual Shares Fund, Class Z ............................................       7,001,927       140,038,532
                                                                                               ---------------
                                                                                                   417,512,695
                                                                                               ---------------
    FOREIGN EQUITY 24.6%
    Templeton Growth Fund Inc., Advisor Class ..............................       7,712,751       135,358,787
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $586,318,764) .................................................                       552,871,482
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $386,963) 0.1%
    MONEY MARKET FUNDS 0.1%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...         386,963           386,963
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $586,705,727) 100.4% .......                       553,258,445
    OTHER ASSETS, LESS LIABILITIES (0.4)% ..................................                        (2,019,376)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $   551,239,069
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     8 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                              SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 100.5%(a)
    DOMESTIC EQUITY 33.9%
    Mutual Shares Fund, Class Z ............................................     185,855,027    $3,717,100,548
                                                                                               ---------------
    DOMESTIC HYBRID 33.4%
    Franklin Income Fund Inc., Advisor Class ...............................   1,857,054,221     3,658,396,815
                                                                                               ---------------
    FOREIGN EQUITY 33.2%
    Templeton Growth Fund Inc., Advisor Class ..............................     206,710,387     3,627,767,293
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $13,984,009,612) ..............................................                    11,003,264,656
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $219,679) 0.0%(b)
    MONEY MARKET FUNDS 0.0%(b)
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...         219,679           219,679
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $13,984,229,291) 100.5% ....                    11,003,484,335
    OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................                       (52,002,866)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $10,951,481,469
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Rounds to less than 0.1% of net assets.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON GROWTH TARGET FUND                                          SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 95.7%(a)
    DOMESTIC EQUITY 55.6%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................       2,249,147   $    90,258,283
(b) Franklin Growth Opportunities Fund, Advisor Class ......................       1,249,404        20,852,549
    Franklin MicroCap Value Fund, Advisor Class ............................         648,556        19,612,336
    Franklin Natural Resources Fund, Advisor Class .........................         539,887        18,685,494
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................       6,038,585        50,663,724
    Mutual Shares Fund, Class Z ............................................       4,245,192        84,903,830
                                                                                               ---------------
                                                                                                   284,976,216
                                                                                               ---------------
    DOMESTIC FIXED INCOME 11.8%
    Franklin Strategic Mortgage Portfolio ..................................         733,242         6,452,533
    Franklin Total Return Fund, Advisor Class ..............................       2,367,137        21,611,963
    Franklin U.S. Government Securities Fund, Advisor Class ................       4,991,797        32,296,926
                                                                                               ---------------
                                                                                                    60,361,422
                                                                                               ---------------
    FOREIGN EQUITY 22.3%
    Franklin Global Real Estate Fund, Advisor Class ........................       1,930,850        16,141,908
    Franklin Gold and Precious Metals Fund, Advisor Class ..................         575,910        16,096,698
    Mutual European Fund, Class Z ..........................................       2,109,198        42,057,413
    Templeton China World Fund, Advisor Class ..............................         616,183        18,195,896
    Templeton Foreign Fund, Advisor Class ..................................       2,460,771        21,851,647
                                                                                               ---------------
                                                                                                   114,343,562
                                                                                               ---------------
    FOREIGN FIXED INCOME 6.0%
    Templeton Global Bond Fund, Advisor Class ..............................       2,763,784        30,982,017
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $505,809,005) .................................................                       490,663,217
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $22,956,915) 4.5%
    MONEY MARKET FUNDS 4.5%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...      22,956,915        22,956,915
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $528,765,920) 100.2% .......                       513,620,132
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                          (801,782)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $   512,818,350
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON MODERATE TARGET FUND                                        SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 91.2%(a)
    DOMESTIC EQUITY 37.9%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................       2,177,827   $    87,396,202
(b) Franklin Growth Opportunities Fund, Advisor Class ......................       1,287,739        21,492,363
    Franklin MicroCap Value Fund, Advisor Class ............................         630,710        19,072,678
    Franklin Natural Resources Fund, Advisor Class .........................         497,235        17,209,307
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................       5,703,240        47,850,184
    Mutual Shares Fund, Class Z ............................................       4,088,638        81,772,751
                                                                                               ---------------
                                                                                                   274,793,485
                                                                                               ---------------
    DOMESTIC FIXED INCOME 24.9%
    Franklin Strategic Mortgage Portfolio ..................................       2,385,440        20,991,869
    Franklin Total Return Fund, Advisor Class ..............................       7,096,554        64,791,536
    Franklin U.S. Government Securities Fund, Advisor Class ................      14,604,251        94,489,504
                                                                                               ---------------
                                                                                                   180,272,909
                                                                                               ---------------
    FOREIGN EQUITY 15.7%
    Franklin Global Real Estate Fund, Advisor Class ........................       1,598,828        13,366,204
    Franklin Gold and Precious Metals Fund, Advisor Class ..................         589,204        16,468,255
    Mutual European Fund, Class Z ..........................................       2,111,446        42,102,231
    Templeton China World Fund, Advisor Class ..............................         612,858        18,097,693
    Templeton Foreign Fund, Advisor Class ..................................       2,683,366        23,828,293
                                                                                               ---------------
                                                                                                   113,862,676
                                                                                               ---------------
    FOREIGN FIXED INCOME 12.7%
    Templeton Global Bond Fund, Advisor Class ..............................       8,208,732        92,019,881
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $674,210,720) .................................................                       660,948,951
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $66,492,095) 9.2%
    MONEY MARKET FUNDS 9.2%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...      66,492,095        66,492,095
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $740,702,815) 100.4% .......                       727,441,046
    OTHER ASSETS, LESS LIABILITIES (0.4)% ..................................                        (3,217,805)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $   724,223,241
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                SHARES           VALUE
----------------------------------------------------------------------------   -------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS 100.0%(a)
    DOMESTIC EQUITY 67.0%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................       2,029,046   $    81,425,602
    Mutual Shares Fund, Class Z ............................................       4,082,288        81,645,769
                                                                                               ---------------
                                                                                                   163,071,371
                                                                                               ---------------
    FOREIGN EQUITY 33.0%
    Templeton Growth Fund Inc., Advisor Class ..............................       4,580,536        80,388,404
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $286,062,688) .................................................                       243,459,775
                                                                                               ---------------
    SHORT TERM INVESTMENTS (COST $832,420) 0.3%
    MONEY MARKET FUNDS 0.3%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...         832,420           832,420
                                                                                               ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $286,895,108) 100.3% .......                       244,292,195
    OTHER ASSETS, LESS LIABILITIES (0.3)% ..................................                          (749,749)
                                                                                               ---------------
    NET ASSETS 100.0% ......................................................                   $   243,542,446
                                                                                               ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of ten funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                        2015                 2025                2035
                                                   RETIREMENT FUND      RETIREMENT FUND     RETIREMENT FUND
                                                 ------------------   ------------------   ------------------
Cost of investments ..........................      $18,511,732          $16,987,922          $ 9,662,406
Unrealized appreciation ......................      $        --          $       413          $       408
Unrealized depreciation ......................       (2,273,595)          (2,613,194)          (1,670,159)
                                                    -----------          -----------          -----------
Net unrealized appreciation (depreciation) ...      $(2,273,595)         $(2,612,781)         $(1,669,751)
                                                    ===========          ===========          ===========

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                        2045             CONSERVATIVE           COREFOLIO
                                                   RETIREMENT FUND        TARGET FUND        ALLOCATION FUND
                                                 ------------------   ------------------   ------------------
Cost of investments ..........................       $5,844,099          $501,177,801         $588,174,271
Unrealized appreciation ......................       $       --          $  7,511,198         $ 22,955,027
Unrealized depreciation ......................         (978,207)          (20,907,492)         (57,870,853)
                                                     ----------          ------------         ------------
Net unrealized appreciation (depreciation) ...       $ (978,207)         $(13,396,294)        $(34,915,826)
                                                     ==========          ============         ============

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   FOUNDING FUNDS           GROWTH              MODERATE
                                                   ALLOCATION FUND        TARGET FUND          TARGET FUND
                                                 ------------------   ------------------   ------------------
Cost of investments ..........................    $14,023,124,464        $529,497,027         $741,390,751
Unrealized  appreciation .....................    $            --        $ 22,897,112         $ 22,839,074
Unrealized depreciation ......................     (3,019,640,129)        (38,774,007)         (36,788,779)
                                                  ---------------        ------------         ------------
Net unrealized appreciation (depreciation) ...    $(3,019,640,129)       $(15,876,895)        $(13,949,705)
                                                  ===============        ============         ============


                    Quarterly Statements of Investments | 13

Franklin Templeton Fund Allocator Series

3. INCOME TAXES (CONTINUED)

                                                 FRANKLIN TEMPLETON
                                                    PERSPECTIVES
                                                   ALLOCATION FUND
                                                 ------------------
Cost of investments ..........................      $287,043,852
Unrealized appreciation ......................      $  2,185,669
Unrealized depreciation ......................       (44,937,326)
                                                    ------------
Net unrealized appreciation (depreciation) ...      $(42,751,657)
                                                    ============

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2008, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                      % OF SHARES HELD
--------------                                      ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio                     9.55%
Franklin Global Real Estate Fund                          6.49%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund                             11.88%
Franklin Growth Fund                                      5.87%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund                                       19.88%
Templeton Growth Fund Inc.                               15.36%
Franklin Income Fund                                      7.90%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund                         18.09%
Franklin Small Cap Growth Fund                           10.20%
Franklin Growth Opportunities Fund                        7.75%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Global Real Estate Fund                         14.98%
Franklin Strategic Mortgage Portfolio                    12.45%
Franklin Small Cap Growth Fund                            9.63%
Franklin Growth Opportunities Fund                        7.99%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                    14 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 15





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008



By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2008